Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2013 Public [Member] Common Units [Member]		Dec. 31, 2012 Public [Member] Common Units [Member] Predecessor [Member]	Dec. 31, 2011 Public [Member] Common Units [Member] Predecessor [Member]	Dec. 31, 2013 Phillips 66 [Member] Non-public [Member] Common Units [Member]		Dec. 31, 2012 Phillips 66 [Member] Non-public [Member] Common Units [Member] Predecessor [Member]	Dec. 31, 2011 Phillips 66 [Member] Non-public [Member] Common Units [Member] Predecessor [Member]	Dec. 31, 2013 Phillips 66 [Member] Non-public [Member] Subordinated Units [Member]		Dec. 31, 2012 Phillips 66 [Member] Non-public [Member] Subordinated Units [Member] Predecessor [Member]	Dec. 31, 2011 Phillips 66 [Member] Non-public [Member] Subordinated Units [Member] Predecessor [Member]
Cash Flows From Operating Activities
Net income	$ 99.7	[1]	$ 61.1	[1]	$ 63.2	[1]
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	14.3	[1]	13.6	[1]	12.8	[1]
Deferred rentals—related parties	(0.3)	[1]	(1.6)	[1]	(1.8)	[1]
Accrued environmental costs	(1.1)	[1]	(1.8)	[1]	(0.5)	[1]
Other	0.3	[1]	(0.9)	[1]	(0.2)	[1]
Working capital adjustments
Decrease (increase) in accounts receivable	(11.0)	[1]	0.2	[1]	(0.3)	[1]
Decrease (increase) in materials and supplies	(0.3)	[1]		[1]		[1]
Decrease (increase) in other current assets	(2.2)	[1]		[1]		[1]
Increase (decrease) in accounts payable	7.3	[1]	(0.8)	[1]	1.8	[1]
Increase (decrease) in environmental accruals	(6.0)	[1]	6.4	[1]	1.0	[1]
Increase (decrease) in other accruals	0.5	[1]	0.1	[1]	(0.1)	[1]
Net Cash Provided by Operating Activities	101.2	[1]	76.3	[1]	75.9	[1]
Cash Flows From Investing Activities
Capital expenditures	(36.5)	[1]	(32.6)	[1]	(14.6)	[1]
Other	1.9	[1]	0.3	[1]	0.9	[1]
Net Cash Used in Investing Activities	(34.6)	[1]	(32.3)	[1]	(13.7)	[1]
Cash Flows From Financing Activities
Net distributions to Phillips 66 from predecessors	(37.7)	[1]	(44.0)	[1]	(62.2)	[1]
Project prefunding from Phillips 66	3.0	[1]		[1]		[1]
Proceeds from issuance of common units	434.4	[1]		[1]		[1]
Offering costs	(30.0)	[1]		[1]		[1]
Debt issuance costs	(0.1)	[1]		[1]		[1]
Distributions to unitholders							(2.9)	[1]	[1]	[1]	(2.5)	[1]	[1]	[1]	(5.5)	[1]	[1]	[1]
Distributions to general partner—Phillips 66	(0.2)	[1]		[1]		[1]
Net Cash Provided by (Used in) Financing Activities	358.5	[1]	(44.0)	[1]	(62.2)	[1]
Net Change in Cash and Cash Equivalents	425.1	[1]		[1]		[1]
Cash and cash equivalents at beginning of period		[1]		[1]		[1]
Cash and Cash Equivalents at End of Period	$ 425.1	[1]		[1]		[1]

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.